Trust Account	12 Months Ended
Oct. 31, 2011
Trust Account [Abstract]
Trust Account [Text Block]
5. TRUST ACCOUNT

Upon the closing of the IPO and the private placement of the 3,108,000 insider warrants, a total of $48,480,000 was placed in the trust account. As of October 31, 2011, the amounts in the trust account were invested in United States government treasury bills with a maturity of 180 days or less.